Principal Funds, Inc.
Supplement dated March 18, 2022
to the Statement of Additional Information dated March 1, 2022

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD
In the Committee table, delete the members of the 15(c) and Operations Committees and replace with the following:

Committee and Independent Board Members
15(c) Committee Fritz S. Hirsch, Chair Padel L. Lattimer Karrie McMillan Meg VanDeWeghe
Operations Committee Karrie McMillan, Chair Craig Damos Padel L. Lattimer

INVESTMENT ADVISORY AND OTHER SERVICES
On or about April 7, 2022, under Investment Advisors, add the following in alphabetical order:

Sub-Advisor: PineBridge Investments LLC (“PineBridge”) is a private firm that is majority-owned by a subsidiary of Pacific Century Group, an Asia-based private investment group. The remaining interest in PineBridge is owned by its employees.

Fund(s): a portion of the assets of Diversified Income

PORTFOLIO MANAGER DISCLOSURE
On or about September 30, 2022, delete all references to Marcus W. Dummer and Kelly A. Grossman.

APPENDIX C - PROXY VOTING POLICIES
On or about April 7, 2022, add the proxy voting policy for PineBridge Investments LLC.

PineBridge Investments LLC
Proxy Voting Policies and Procedures

12 March 2020

The information contained herein is the property of PineBridge Investments and may not be copied, used, or disclosed, in whole or in part, stored in a retrieval system, or transmitted in any form or by any means (electronic, mechanical, reprographic, recording, or otherwise) without the prior written permission of PineBridge Investments.

I.Introduction
Proxy voting is an important right of shareholders, such as PineBridge Clients, for which PineBridge must take reasonable care and diligence to ensure such rights are properly and timely exercised. PineBridge, as a fiduciary for its Clients, must vote proxies in their best interest. We believe considering forward looking improvement in ESG issues is in the economic interest of our Clients.
II.Policy Statement
Proxy Procedures
As a registered investment adviser that votes (or delegates the voting of) securities held in Client portfolios, PineBridge has implemented proxy voting procedures that are reasonably designed to help ensure that a) PineBridge votes proxies in the best interest of its Clients; b) describes its proxy voting procedures to its Clients, and c) discloses to Clients how they may obtain information on how PineBridge voted their proxies. These procedures are designed to help enable PineBridge to manage material conflicts of interest. While PineBridge must disclose its votes upon request to Clients, no public disclosure is required. (Note that disclosure is required for any mutual funds advised by PineBridge, on Form N-PX.)
Record-Keeping
PineBridge must retain (i) these proxy voting policies and procedures; (ii) proxy statements received regarding Client securities; (iii) records of votes it casts on behalf of Clients; (iv) records of Client requests for proxy voting information, and;
(v) any documents prepared by PineBridge that were material to making a decision how to vote, or that memorialized the basis for the decision. PineBridge may rely on proxy statements filed on EDGAR instead of keeping its own copies and rely on proxy statements and records of proxy votes cast by PineBridge that are maintained by contract with a third-party proxy voting service or other third party.
Proxies of Shares of Non-U.S. Corporations
PineBridge has implemented general voting policies with respect to non-U.S. shares owned by Clients. However, although
U.S. companies must give shareholders at least 20 days’ advance notice to vote proxies, some non-U.S. companies may provide considerably shorter notice or none at all. PineBridge is not required to “rush” voting decisions in order to meet an impractical deadline, and as a result, PineBridge or PineBridge affiliates’ regional designees under certain circumstances may not vote certain proxies. In addition, certain non-U.S. regulations impose additional costs to a Portfolio that votes proxies, and PineBridge will take that into consideration when determining whether or not to vote.
In the case of a material conflict between the interests of PineBridge and those of its Clients, PineBridge will take steps to address such conflicts (which may include consulting with counsel) and will attempt to resolve all conflicts in the Client’s best interest.

III.Procedures
•Compliance is responsible for ensuring that the PineBridge ADV includes the appropriate language summarizing PineBridge’s proxy voting procedures and for updating the summary in the ADV whenever the procedures are updated. Compliance is also responsible for consulting with Legal to ensure that PineBridge’s proxy voting policy is kept up to date and in a form appropriate for transmission to Clients.
•If a Client or potential Client requests a copy of the Proxy Voting Policy from Client Relations or Sales, Compliance should be contacted for the most recent version, or it may be obtained from the intranet. Client Relations will send to such Client a copy of the current version of the voting procedures within 7 days and will ensure that Compliance receives a log of each Client’s request and the action taken.
•If a Client requests access to the records of how PineBridge voted its proxies, the Client should be assured that this will be provided, and Operations should be consulted. Operations has access to these proxy voting records.
•PineBridge has established a Stewardship Committee (the “Committee”), which is responsible for defining and monitoring PineBridge’s proxy voting strategy and process. The Committee is comprised of members of senior management, portfolio management, Compliance, Legal, Product and Operations.
•The Committee conducts an annual review of the proxy voting guidelines for domestic and non-U.S. Portfolios.
Guidelines are reviewed to ensure that the interests of PineBridge’s Clients are best served.
•Issues not addressed in the voting guidelines are determined on a case-by-case basis with input from the Committee and portfolio managers.
•PineBridge has engaged a third-party vendor to administer proxy voting on its behalf. The vendor receives, in a majority of cases, proxies directly from the Client’s custodian and votes them based on PineBridge’ s voting guidelines.
•In circumstances where PineBridge receives proxies directly, these proxies must be sent to the vendor promptly. The vendor then votes them in accordance with PineBridge’s voting guidelines. The vendor maintains a listing of all votes cast on behalf of PineBridge Clients.

Global Disclosure Statement
PineBridge Investments is a group of international companies that provides investment advice and markets asset management products and services to clients around the world. PineBridge Investments is a registered trademark proprietary to PineBridge Investments IP Holding Company Limited.
Readership: This document is intended solely for the addressee(s) and may not be redistributed without the prior permission of PineBridge Investments. Its content may be confidential, proprietary, and/or trade secret information. PineBridge Investments and its subsidiaries are not responsible for any unlawful distribution of this document to any third parties, in whole or in part.
Opinions: Any opinions expressed in this document represent the views of the manager, are valid only as of the date indicated, and are subject to change without notice. There can be no guarantee that any of the opinions expressed in this document or any underlying position will be maintained at the time of this presentation or thereafter. We are not soliciting or recommending any action based on this material.
Risk Warning: All investments involve risk, including possible loss of principal. If applicable, the offering document should be read for further details including the risk factors. Our investment management services relate to a variety of investments, each of which can fluctuate in value. The investment risks vary between different types of instruments. For example, for investments involving exposure to a currency other than that in which the portfolio is denominated, changes in the rate of exchange may cause the value of investments, and consequently the value of the portfolio, to go up or down. In the case of a higher volatility portfolio, the loss on realization or cancellation may be very high (including total loss of investment), as the value of such an investment may fall suddenly and substantially. In making an investment decision, prospective investors must rely on their own examination of the merits and risks involved.
Performance Notes: Past performance is not indicative of future results. There can be no assurance that any investment objective will be met. PineBridge Investments often uses benchmarks for the purpose of comparison of results. Benchmarks are used for illustrative purposes only, and any such references should not be understood to mean there would necessarily be a correlation between investment returns of any investment and any benchmark. Any referenced benchmark does not reflect fees and expenses associated with the active management of an investment. PineBridge Investments may, from time to time, show the efficacy of its strategies or communicate general industry views via modeling. Such methods are intended to show only an expected range of possible investment outcomes and should not be viewed as a guide to future performance. There is no assurance that any returns can be achieved, that the strategy will be successful or profitable for any investor, or that any industry views will come to pass. Actual investors may experience different results.
Information is unaudited unless otherwise indicated, and any information from third-party sources is believed to be reliable, but PineBridge Investments cannot guarantee its accuracy or completeness.
This document and the information contained herein does not constitute and is not intended to constitute an offer of securities or provision of financial advice and accordingly should not be construed as such. The securities and any other products or services referenced in this document may not be licensed in all jurisdictions, and unless otherwise indicated, no regulator or government authority has reviewed this document, or the merits of the products and services referenced herein. This document and the information contained herein has been made available in accordance with the restrictions and/or limitations implemented by any applicable laws and regulations. This document is directed at and intended for institutional and qualified investors (as such term is defined in each jurisdiction in which the security is marketed). This document is provided on a confidential basis for informational purposes only and may not be reproduced in any form. Before acting on any information in this document, prospective investors should inform themselves of and observe all applicable laws, rules and regulations of any relevant jurisdictions and obtain independent advice if required. This document is for the use of the named addressee only and should not be given, forwarded or shown to any other person (other than employees, agents or consultants in connection with the addressee’s consideration thereof).

Country Disclosures:
Australia: PineBridge Investments LLC is exempt from the requirement to hold an Australian financial services license under the Corporations Act 2001 (Cth) in respect of the financial services it provides to wholesale clients and is not licensed to provide financial services to individual investors or retail clients. Nothing herein constitutes an offer or solicitation to anyone in or outside Australia where such offer or solicitation is not authorized or to whom it is unlawful. This information is not directed to any person to whom its publication or availability is restricted.
Brazil: PineBridge Investments is not accredited with the Brazilian Securities Commission - CVM to perform investment management services. The investment management services may not be publicly offered or sold to the public in Brazil. Documents relating to the investment management services as well as the information contained therein may not be supplied to the public in Brazil.
Chile: PineBridge Investments is not registered or licensed in Chile to provide managed account services and is not subject to the supervision of the Comisión para el Mercado Financiero of Chile (“CMF”). The managed account services may not be publicly offered or sold in Chile.
Colombia: This document does not have the purpose or the effect of initiating, directly or indirectly, the purchase of a product or the rendering of a service by PineBridge Investments ("investment adviser") to Colombian residents. The investment adviser’s products and/or services may not be promoted or marketed in Colombia or to Colombian residents unless such promotion and marketing is made in compliance with decree 2555 of 2010 and other applicable rules and regulations related to the promotion of foreign financial and/or securities related products or services in Colombia. The investment adviser has not received authorization of licensing from The Financial Superintendency of Colombia or any other governmental authority in Colombia to market or sell its financial products or services in Colombia. By receiving this document, each recipient resident in Colombia acknowledges and agrees that such recipient has contacted the investment adviser at its own initiative and not as a result of any promotion or publicity by the investment adviser or any of its representatives. Colombian residents acknowledge and represent that (1) the receipt of this presentation does not constitute a solicitation from the investment adviser for its financial products and/or services, and (2) they are not receiving from the investment adviser any direct or indirect promotion or marketing of financial products and/or services. Marketing and offering of products and/or services of a foreign financial [or securities related] entity represented in Colombia.
Promoción y oferta de los negocios y servicios de la entidad del mercado de valores del exterior [o financiera, según sea el caso] representada en Colombia.
Dubai: PineBridge Investments Europe Limited is regulated by the Dubai Financial Services Authority as a Representative Office.
Germany: PineBridge Investments Deutschland GmbH is authorized and regulated by the Bundesanstalt für Finanzdienstleistungsaufsicht (BaFin).
Hong Kong: The issuer of this document is PineBridge Investments Asia Limited, a company incorporated in Bermuda with limited liability, licensed and regulated by the Securities and Futures Commission (SFC). This document has not been reviewed by the SFC.
Ireland: Approved by PineBridge Investments Ireland Limited. This entity is authorized and regulated by the Central Bank of Ireland.
Israel: PineBridge Investments is neither licensed nor insured under the Israeli Investment Advice Law.
Japan: This document is not, and under no circumstances is to be considered as, a public offering of securities in Japan. No registration pursuant to Article 4 paragraph 1 of Japan’s Financial Instruments and Exchange Act (“FIEA”) has been or will be made with respect to any solicitation of applications for acquisition of interests of any vehicle or any account that may be undertaken, on the grounds that any such solicitation would constitute a “solicitation for qualified institutional investors” as set forth in Article 23-13, paragraph 1 of the FIEA. In Japan, this document is directed at and intended for qualified institutional investors (as such term is defined in Article 2, paragraph 3, item 1 of the FIEA; “QIIs”). If any offering is to be made, that would be made on the condition that each investor enters into an agreement whereby the investor covenants not to transfer its interests (i) to persons other than QIIs, or (ii) without entering into an agreement whereby the transferee covenants not to transfer its interests to persons other than QIIs.

Kuwait: The offering of any security in any vehicle has not been approved or licensed by the Kuwait Capital Markets Authority or any other relevant licensing authorities in the State of Kuwait, and accordingly does not constitute a public offer in the State of Kuwait in accordance with Law no. 7 for 2010 regarding the Establishment of the Capital Markets Authority and the Regulating Securities Activities (“CMA Law”). This document is strictly private and confidential and is being issued to a limited number of professional investors: A) who meet the criteria of a Professional Client by Nature as defined in Article 2-6 of Module 8 of the Executive Regulations No. 72 of 2015 of the CMA Law; B) upon their request and confirmation that they understand that the securities have not been approved or licensed by or registered with the Kuwait Capital Markets Authority or any other relevant licensing authorities or governmental agencies in the State of Kuwait; and must not be provided to any person other than the original recipient, and may not be reproduced or used for any other purposes whatsoever.
Malaysia: PineBridge Investments Malaysia Sdn Bhd is licensed and regulated by Securities Commission of Malaysia (SC). This material is not reviewed or endorsed by the SC.
Peru: Specifically, the Interests will not be subject to a public offering in Peru. The Interests described herein have not been and will not be approved by or registered with the Peruvian Superintendency of Capital Markets (Superintendencia del Mercado de Valores, or the “SMV”) or the Lima Stock Exchange (Bolsa de Valores de Lima). Accordingly, the Interests may not be offered or sold in Peru except, among others, if such offering is considered a private offer under the securities laws and regulations of Peru. The Interests cannot be offered or sold in Peru or in any other jurisdiction except in compliance with the securities laws thereof. In making an investment decision, institutional investors (as defined by Peruvian law) must rely on their own examination of the terms of the offering of the Interests to determine their ability to invest in the Interests. All content in this document is for information or general use only. The information contained in this document is referential and may not be construed as an offer, invitation or recommendation, nor should be taken as a basis to take (or stop taking) any decision. This document has been prepared on the basis of public information that is subject to change. This information may not be construed as services provided by PineBridge Investments within Peru without having the corresponding banking or similar license according to the applicable regulation.
Singapore: PineBridge Investments Singapore Limited is licensed and regulated by the Monetary Authority of Singapore (MAS). In Singapore, this material may not be suitable to a retail investor and is not reviewed or endorsed by the MAS.
Switzerland: In Switzerland, PineBridge Investments Switzerland GmbH classes this communication as a financial promotion and is solely intended for professional investors only.
Taiwan: PineBridge Investments Management Taiwan Ltd. Is licensed and regulated by Securities and Futures Bureau of Taiwan (SFB). In Taiwan, this material may not be suitable to investors and is not reviewed or endorsed by the SFB.
United Kingdom: PineBridge Investments Europe Limited is authorized and regulated by the Financial Conduct Authority (FCA). In the UK this communication is a financial promotion solely intended for professional clients as defined in the FCA Handbook and has been approved by PineBridge Investments Europe Limited. Should you like to request a different classification, please contact your PineBridge representative.
Uruguay: The sale of the securities qualifies as a private placement pursuant to section 2 of Uruguayan law 18.627. The issuer represents and agrees that it has not offered or sold, and will not offer or sell, any securities to the public in Uruguay, except in circumstances which do not constitute a public offering or distribution under Uruguayan laws and regulations. The securities are not and will not be registered with the Central Bank of Uruguay to be publicly offered in Uruguay. The securities correspond to investment funds that are not investment funds regulated by Uruguayan law 16,774 dated 27 September 1996, as amended.
www.pinebridge.com
Last updated 31 March 2020